UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
           --------------------------------------------------
Address:   375 Park Avenue
           --------------------------------------------------
           New York, NY 10152
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13856______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
           --------------------------------------------------
Title:     Authorized Person
           --------------------------------------------------
Phone:     (212) 672-5000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Jeffrey H. Aronson         New York, NY             8/16/10
      ------------------------   ---------------------   ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             6
                                               -------------

Form 13F Information Table Entry Total:        16
                                               -------------

Form 13F Information Table Value Total:       $312,884
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number Name

         1            028-13860          Centerbridge Credit Partners
                                         General Partner, L.L.C.
         2            028-13859          Centerbridge Credit Partners
                                         Offshore General Partner, L.L.C.
         3            028-13862          Centerbridge Credit Advisors, L.L.C.
         4            028-13861          Centerbridge Partners Holdings, LLC
         5            028-13858          Jeffrey H. Aronson
         6            028-13857          Mark T. Gallogly


                                                                     FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT PRN CALL  DISCRETION    MANAGERS   SOLE    SHARED  NONE
-----------------            --------------     -----    --------    ----------------  ----------    --------   --------------------

CIT GROUP INC                 COM NEW         125581801    69,512  2,052,928 SH        DEFINED     1,3,4,5,6       2,052,928

CIT GROUP INC                 COM NEW         125581801   122,173  3,608,194 SH        DEFINED     2,3,4,5,6       3,608,194

CIT GROUP INC                 COM NEW         125581801    66,952  1,977,307 SH        DEFINED     4,5,6           1,977,307

ISTAR FINL INC                COM             45031U101     3,867    867,053 SH        DEFINED     1,3,4,5,6         867,053

ISTAR FINL INC                COM             45031U101     6,959  1,560,254 SH        DEFINED     2,3,4,5,6       1,560,254

ISTAR FINL INC                COM             45031U101     2,601    583,289 SH        DEFINED     4,5,6             583,289

ISTAR FINL INC                FRNT 10/0       45031UBF7     2,758  3,830,000 PRN       DEFINED     1,3,4,5,6       3,830,000

ISTAR FINL INC                FRNT 10/0       45031UBF7     4,759  6,610,000 PRN       DEFINED     2,3,4,5,6       6,610,000

ISTAR FINL INC                FRNT 10/0       45031UBF7     5,443  7,560,000 PRN       DEFINED     4,5,6           7,560,000

PENN NATL GAMING INC          COM             707569109     1,028     44,514 SH        DEFINED     4,5,6              44,514

ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713     4,594    401,197 SH        DEFINED     1,3,4,5,6         401,197

ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713     7,447    650,415 SH        DEFINED     2,3,4,5,6         650,415

ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713     7,148    624,256 SH        DEFINED     4,5,6             624,256

ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q  780097754     1,745    152,403 SH        DEFINED     1,3,4,5,6         152,403

ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q  780097754     2,902    253,437 SH        DEFINED     2,3,4,5,6         253,437

ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q  780097754     2,996    261,685 SH        DEFINED     4,5,6             261,685
